CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,982,590	$ 1,283,523	$ 4,117,521
Accounts receivable	14,100	4,960
Prepaid expenses and other current assets	630,482	1,477,197	1,768,366
Total current assets	2,627,172	2,765,680	5,885,887
Long-term assets
Property and equipment, net	706,659	571,873
Right of use assets, net	473,984	575,227
Intangible assets, net	9,333	21,333	37,333
Deposits	12,850	12,850	4,950
Patent costs, net	651,463	515,402	321,308
Total assets	4,481,461	4,462,365	6,249,478
Current liabilities
Accounts payable and accrued expenses	74,808	243,213	1,098,738
Lease liability - current	233,871	223,929
Finance agreement payable	0	374,000	849,032
Total current liabilities	308,679	841,142	1,947,770
Long-term liabilities
Lease liability – long term	486,597	663,099
Total liabilities	795,276	1,504,241	1,947,770
Stockholders' equity
Preferred stock, $.00001 par value; authorized - 100,000,000 shares; 0 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively
Common stock, $.00001 par value; authorized - 300,000,000 shares; 30,336,010 and 20,540,409 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	303	205	95
Additional paid-in capital	24,918,407	17,326,299	10,293,159
Accumulated deficit	(21,232,525)	(14,368,380)	(5,991,546)
Total stockholders' equity	3,686,185	2,958,124	4,301,708
Total liabilities and stockholders' equity	$ 4,481,461	$ 4,462,365	$ 6,249,478